UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert Collins
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - June 30, 2014 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (88.36%)
Direct Investments * (47.78%)
Direct Equity (25.90%)	Investment Type	Geographic Region b	Fair Value **
ACP Viking Co-Investment, LLC a, c	Member interest	North America	$1,754,493
ACP Viking Co-Investment, LLC a, c	Common equity	North America	540,845
Apollo Overseas Co-Investors (MHE), L.P. a, c	Limited partnership interest	North America	8,738,305
Astorg Co-Invest Kerneos, FCPI a, c	Common equity	Western Europe	10,765,121
ATX Networks Holdings, LLC a, c	Member interest	North America	82,378
Aurora Products Group, LLC a	Member interest	North America	172,585
CapitalSpring Finance Company a, c	Warrants	North America	542,462
Carlyle Retail Turkey Partners, L.P. a, c	Limited partnership interest	South America	6,883,970
CCM Pharma Debtco Limited a	Common equity	Western Europe	1,568,628
CD&R Univar Co-Investor, L.P. a, c	Limited partnership interest	North America	2,560,457
Centauro Co-Investment Fund, L.P. a, c	Limited partnership interest	South America	8,830,272
CT Holdings (International) Limited a	Common equity	Asia - Pacific	2,730,508
DLJSAP BookCO, LLC a, c	Member interest	South America	682,841
EQT Marvin Co-Investment, L.P. a, c	Limited partnership interest	Western Europe	2,114,621
Eurodrip Co-Investment Fund I, L.P. a, c	Limited partnership interest	Western Europe	10,803,008
Fermo Limited a, c	Common equity	Asia - Pacific	4,213,098
Fermo Limited a, c	Preferred equity	Asia - Pacific	5,327,577
Gemini Global Holdings Investors, LLC a, c	Member interest	North America	5,425,790
Globetrotter Investment & Co S.C.A. a, c	Common equity	Western Europe	1,365,849
Globetrotter Investment & Co S.C.A. a	Preferred equity	Western Europe	9,609,191
GTS II Cayman Corporation a, c	Common equity	South America	3,305,778
Hogan S.ar.l a, c	Common equity	Western Europe	1
Hogan S.ar.l a, c	Preferred equity	Western Europe	1,208,877
Kahuna Holdco Pty Limited a	Common equity	Asia - Pacific	1,041,487
KKBS Group Holdings, LLC a, c	Member interest	North America	199,236
KKBS Holdings, LLC a, c	Member interest	North America	104,094
KKR Matterhorn Co-Invest, L.P. a, c	Limited partnership interest	Western Europe	14,914,486
KLFS Holdings, L.P. a, c	Limited partnership interest	North America	2,822,000
Learning Care Group (US), Inc. a, c	Warrants	North America	9,705
Mauritius (Luxembourg) Investments S.ar.l. a, c	Common equity	Western Europe	2,134,648
MPH Acquisition Holdco, L.P. a, c	Common equity	North America	20,000,000
NDES Holdings, LLC a, c	Member interest	North America	2,867,094
NTS Holding Corporation, Inc. a, c	Common equity	North America	2,672,335
Peer I S.A. a, c	Common equity	Western Europe	14,907,557
Peer I S.A. a	Preferred equity	Western Europe	2,686,703
QoL meds Holding Company, LLC a, c	Common equity	North America	9,564,689
R&R Co-Invest FCPR a, c	Common equity	Western Europe	14,227,384
Sabre Industries, Inc. a, c	Common equity	North America	795,150
S-Evergreen Holding Corp. a, c	Common equity	North America	559,392
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. a, c	Limited partnership interest	North America	2,700,001
Snack Parent Corporation a, c	Preferred equity	North America	5,108,256
SPH GRD Acquisition Partners, LLC a, c	Member interest	North America	11,784,801
Spring Topco, Ltd. a, c	Common equity	North America	580,248
Strategic Partners, Inc. a	Common equity	North America	4,371,892
Surgery Center Holdings, Inc. a	Warrants	North America	41,654
Swissport II Co-Invest FCPR a, c	Common equity	Western Europe	7,039,348
THL Equity Fund VI Investors (BKFS), L.P. a, c	Common equity	North America	9,750,000
Valhalla Co-Invest, L.P. a	Limited partnership interest	Western Europe	8,013,011
Velocity Holdings L.P. a, c	Common equity	North America	1,592,600
Velocity Technologies Solutions, Inc. a, c	Common equity	North America	9,327,400
Virtuoso Lux I SarL a, c	Common equity	Western Europe	4,020,423
Virtuoso Lux I SarL a, c	Shareholder loan	Western Europe	16,843,455
			259,905,704

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - June 30, 2014 (Unaudited) (Continued)

Private Equity Investments (continued)
Direct Investments (continued)
Direct Debt (21.88%)	Interest	Maturity	Investment Type	Geographic Region b	Fair Value **
Ability Network Inc. a	Libor (1.00% floor) + 5.00%	5/16/2021	Senior	North America	$7,711,250
Ability Network Inc. a	Libor (1.00% floor) + 8.25%	5/16/2022	Second Lien	North America	11,500,000
American Importing Company Inc. and Ann's House of Nuts a	Libor (3.25% floor) + 4.50%	5/23/2018	Senior	North America	19,305,000
Attendo Care AB a	Euribor (1.25% floor) + 7.00% + 3.25% PIK	6/30/2019	Mezzanine	Western Europe	8,895,758
Attendo Care AB a	Euribor (1.25% floor) + 10.25% PIK	6/30/2019	Senior	Western Europe	3,146,973
ATX Networks Corp. a	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	997,541
Australian Satellite Communications Pty Ltd. a	Libor + 5.25%	9/28/2019	Senior	Asia - Pacific	4,866,189
Australian Satellite Communications Pty Ltd. a	Libor + 4.75%	5/31/2018	Senior	Asia - Pacific	2,737,117
Beauty Holding Two AG a	Euribor + 1.50% + 10.00% PIK	12/12/2020	Mezzanine	Western Europe	9,403,256
Biomnis a	7.00% + 7.00% PIK	9/3/2019	Senior	Western Europe	3,065,463
Biomnis a	7.00% PIK	9/3/2019	Senior	Western Europe	2,676,789
CapitalSpring Finance Company a	9.00% + 3.75% PIK	9/20/2018	Mezzanine	North America	7,383,006
CCM Pharma Debtco Limited a	Libor (1.50% floor) + 6.50% + 4.00% PIK	12/31/2020	Mezzanine	Western Europe	11,033,656
Evergreen ACQC01, L.P. a	10.25%	7/11/2022	Mezzanine	North America	6,487,078
Global Tel*Link Corporation a	Libor (1.25% floor) + 7.75%	11/23/2020	Second Lien	North America	10,209,360
Global Tel*Link Corporation a	Libor (1.25% floor) + 3.75%	12/14/2017	Senior	North America	4,038,221
KACC Acquisition, LLC a	12.00% + 1.00% PIK	6/29/2018	Mezzanine	North America	4,338,811
Kahuna Bidco Pty Limited a	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	5,286,277
Kerisper S.A.S a	Euribor + 3.00% + 3.50% PIK	12/31/2017	Second Lien	Western Europe	7,482,847
Learning Care Group (US) No. 2, Inc. a	Libor (1.00% floor) + 4.50%	5/5/2021	Senior	North America	6,200,000
Panda Temple Power Intermediate Holdings I, LLC a	Libor (0.50% floor) + 13.00% PIK	7/27/2020	Mezzanine	North America	6,870,598
Photonis Technologies S.A.S a	Libor (1.00% floor) + 7.50%	9/18/2019	Second Lien	Western Europe	9,054,500
Sabre Industries, Inc. a	10.00%	2/22/2019	Mezzanine	North America	4,011,202
Securitas Direct Holding AB a	Euribor + 3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,835,747
Ship Luxco 3 S.a.r.l. a	Libor (1.25% floor) + 3.50%	11/30/2019	Senior	Western Europe	20,302,139
Springer Science+Business Media Deutschland GmbH a	Libor (1.00% floor) + 4.00%	8/14/2020	Senior	Western Europe	9,915,966
Sun Products Corporation (The) a	Libor (1.25% floor) + 4.25%	3/23/2020	Senior	North America	12,917,518
Surgery Center Holdings, Inc. a	Libor (1.25% floor) + 4.75%	4/11/2019	Senior	North America	4,887,188
TrustHouse Services Group a	Libor (1.25% floor) + 4.50%	4/15/2019	Senior	North America	7,060,446
					219,619,896
Total Direct Investments (47.78%)					$479,525,600

Secondary Investments* (34.99%)	Geographic Region b	Fair Value
3i Europartners Vb, L.P. a	Western Europe	$1,385,537
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. a, c	Western Europe	1,133,177
Abingworth Bioventures V, L.P. a	Western Europe	889,764
Advent International GPE VI, L.P. a	Western Europe	4,799,747
Apax Europe VI - A, L.P. a	Western Europe	884,222
Apax Europe VII - B, L.P. a, c	Western Europe	784,260
Apollo Investment Fund IV, L.P. a, c	North America	6,776
Apollo Investment Fund VI, L.P. a	North America	1,466,563
Apollo Investment Fund VII, L.P. a	North America	1,036,229
Apollo Overseas Partners (Delaware) VII, L.P. a	North America	419,486
Ares Corporate Opportunities Fund III, L.P. a	North America	283,339
Bain Capital Fund X, L.P. a	North America	33,662,678
Bain Capital X Co-Investment Fund, L.P. a	North America	1,195,904
Baring Asia Private Equity Fund IV, L.P. a	Asia - Pacific	539,504
Blackstone Capital Partners V/F, L.P. a	North America	4,301,319
Blackstone Capital Partners V-S, L.P. a	North America	585,282
Candover 2001 Fund UK No. 2, L.P. a	Western Europe	33,508
Candover 2005 Fund, L.P. a, c	Western Europe	1,254,108

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - June 30, 2014 (Unaudited) (Continued)

Private Equity Investments (continued)
Secondary Investments (continued)	Geographic Region b	Fair Value
Carlyle Europe Partners II, L.P. a	Western Europe	$859,018
Carlyle Europe Partners III, L.P. a	Western Europe	11,584,585
Carlyle Japan International Partners II, L.P. a	Asia - Pacific	5,989,443
Carlyle Partners IV, L.P. a	North America	1,825,205
Carlyle Partners V, L.P. a	North America	1,280,947
Carlyle Partners V/B, L.P. a	North America	5,986,627
Citigroup Venture Capital International Growth Offshore I, L.P. a	Asia - Pacific	55,680
Citigroup Venture Capital International Growth Offshore II, L.P. a	Asia - Pacific	724,055
Citigroup Venture International Growth Partnership II, L.P. a	Asia - Pacific	2,184,201
Clayton, Dubilier & Rice Fund VII, L.P. a	North America	7,363,651
Clayton, Dubilier & Rice Fund VIII, L.P. a	North America	21,538,807
CVC Capital Partners Asia Pacific III, L.P. a	Asia - Pacific	3,693,081
CVC European Equity Partners Tandem Fund (A), L.P. a	Western Europe	607,362
CVC European Equity Partners V, L.P. a	Western Europe	5,389,731
daVinci Japan Real Estate Partners IV, L.P. a, c	Asia - Pacific	9,395
Duke Street VI US No. 1 Limited Partnership a	Western Europe	288,628
Fourth Cinven Fund, L.P. a	Western Europe	772,183
Frazier Healthcare VI, L.P. a	North America	1,315,636
FS Equity Partners V, L.P. a, c	North America	4,264,789
Green Equity Investors Side V, L.P. a	North America	2,062,065
Gryphon Partners 3.5, L.P. a	North America	1,954,692
Harvest Partners V, L.P. a	North America	621,755
Hellman & Friedman Capital Partners VI, L.P. a	North America	3,667,979
Hellman & Friedman Capital Partners VII, L.P. a, c	North America	1,841,228
H.I.G. Bayside Debt & LBO Fund II, L.P. a	North America	908,509
Highstar Capital III Prism Fund, L.P. a	North America	1,789,445
Investcorp Private Equity 2007 Fund, L.P. a	North America	4,800,391
Investcorp Technology Partners III (Cayman), L.P. a, c	North America	2,033,757
Irving Place Capital Investors II, L.P. a	North America	32,765
Irving Place Capital Partners III, L.P. a	North America	1,007,083
KKR European Fund III, L.P. a	Western Europe	6,635,570
Lightyear Fund II, L.P. a, c	North America	6,629,932
Madison Dearborn Capital Partners V-A and V-B, L.P. a	North America	8,811,336
Madison Dearborn Capital Partners VI-C, L.P. a	North America	918,839
MidOcean Partners III, L.P. a	North America	2,824,787
Montagu III, L.P. a	Western Europe	41,522
Oak Investment Partners XII, L.P. a	North America	1,795,636
Palladium Equity Partners III, L.P. a	North America	818,570
Pamlico Capital GP I, LLC a, c	North America	1
Pamlico Capital GP II, LLC a, c	North America	110,798
Pamlico Capital II, L.P. a, c	North America	4,178,312
Pamlico Capital Secondary Fund, L.P. a, c	North America	365,260
Permira Europe I, L.P. 1B a, c	North America	54,626
Permira Europe II, L.P. a, c	Western Europe	178,410
Permira Europe III, L.P. a	Western Europe	2,439,051
Permira IV Continuing, L.P. 1 a	Western Europe	20,472,606
Providence Equity Partners IV, L.P. a	North America	101,607
Providence Equity Partners V, L.P. a	North America	729,881
Providence Equity Partners VI, L.P. a	North America	15,332,147
Providence Equity Partners VII-A, L.P. a	North America	355,842
Silver Lake Partners II, L.P. a, c	North America	759,709
Silver Lake Partners III, L.P. a	North America	12,753,767
Silver Lake Sumeru Fund, L.P. a	North America	318,534
Sun Capital Partners V, L.P. a	North America	25,863,824
TCV VI, L.P. a, c	North America	1,099,696
TCV VII (A), L.P. a, c	North America	11,165,703
Terra Firma Capital Partners III, L.P. a, c	Western Europe	14,500,774
Thomas H. Lee Parallel (DT) Fund VI, L.P. a	North America	2,828,083
Thomas H. Lee Parallel Fund VI, L.P. a	North America	2,528,774
TPG Partners V, L.P. a	North America	8,632,619
TPG Partners VI, L.P. a	North America	22,496,742
Tudor Ventures III, L.P. a, c	North America	5,471,135
Warburg Pincus Private Equity IX, L.P. a	North America	541,842
Warburg Pincus Private Equity X, L.P. a	North America	18,308,528
Total Secondary Investments (34.99%)		$351,178,559

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - June 30, 2014 (Unaudited) (Continued)

Private Equity Investments (continued)
Primary Investments* (5.59%)	Geographic Region b	Fair Value
Advent International GPE VII-B, L.P. a, c	North America	$6,320,341
Altra Private Equity Fund II, L.P. a, c	South America	517,669
Apollo Investment Fund VIII, L.P. a, c	North America	392,496
Ares Corporate Opportunities Fund IV, L.P. a, c	North America	2,349,497
Avista Capital Partners II, L.P. a	North America	1,337,778
Avista Capital Partners III, L.P. a	North America	6,351,012
Baring Asia Private Equity Fund V, L.P. a	Asia - Pacific	2,264,932
CapVest Equity Partners III B, L.P. a, c	Western Europe	902,274
Clayton Dubilier & Rice Fund IX, L.P. a	North America	1,998,070
Crescent Mezzanine Partners VIB, L.P. a	North America	1,836,589
CVC Capital Partners VI (A) L.P. a, c	Western Europe	35,268
EQT VI (No.1), Limited Partnership a, c	Western Europe	2,458,947
Genstar Capital Partners VI, L.P. a	North America	1,017,020
Hony Capital Partners V, L.P. a	Asia - Pacific	2,568,440
KKR North America Fund XI, L.P. a, c	North America	5,339,809
Kohlberg TE Investors VII, L.P. a	North America	2,052,371
New Enterprise Associates 14, L.P. a, c	North America	2,627,486
Pátria - Brazilian Private Equity Fund IV, L.P. a, c	South America	1,473,220
PennantPark Credit Opportunities Fund, L.P. a	North America	11,004,967
Silver Lake Partners IV, L.P. a, c	North America	1,408,367
Windjammer Senior Equity Fund IV, L.P. a	North America	1,828,492
Total Primary Investments (5.59%)		$56,085,045

Total Private Equity Investments (Cost $758,712,976) (88.36%)		$886,789,204

Common Stocks (0.00%) d
Consumer Services (0.00%) d	Shares	Geographic Region b	Fair Value
Collins Foods, Ltd.	13,505	Asia - Pacific	$26,385
Total Consumer Services (0.00%) d			26,385

Total Common Stocks (Cost $74,690) (0.00%) d			$26,385

Short-Term Investments (14.45%)
U.S. Government Treasury Obligations (14.45%)		Principal	Fair Value
U.S. Treasury Bill, 0.030%, 07/03/2014 e		25,000,000	$24,999,958
U.S. Treasury Bill, 0.030%, 08/07/2014 e		30,000,000	29,999,075
U.S. Treasury Bill, 0.025%, 08/14/2014 e		25,000,000	24,999,236
U.S. Treasury Bill, 0.040%, 08/21/2014 e		30,000,000	29,998,300
U.S. Treasury Bill, 0.025%, 09/04/2014 e		20,000,000	19,999,360
U.S. Treasury Bill, 0.025%, 09/11/2014 e		15,000,000	14,999,400
Total U.S. Government Treasury Obligations (14.45%)			$144,995,329

Total Short-Term Investments (Cost $144,994,916) (14.45%)			$144,995,329

Total Investments (Cost $903,782,582) (102.81%)			1,031,810,918

Liabilities in Excess of Other Assets (-2.81%)			(28,186,616)

Members' Equity (100.00%)			$1,003,624,302

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.  Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.  Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**
The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund's interest in such Direct Investment.  Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates).  Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

a
Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of June 30, 2014 was $758,712,976 and $886,789,204, respectively.

b	Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.
c	Non-income producing.
d	Rounds to less than 0.005%.
e	Each issue shows the rate of the discount at the time of purchase.

The Partners Group Private Equity (Master Fund), LLC (the “Master Fund”) may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk.  The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions.  The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates.  All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses.  Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency.  Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2014 through June 30, 2014, the Master Fund entered into one short forward foreign currency exchange contract.  The Master Fund had $1,178,078 in net realized losses, and a $1,588,173 change in net unrealized appreciation on forward foreign currency exchange contracts.

At June 30, 2014, the Master Fund had one outstanding short forward foreign currency exchange contract:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
July 24, 2014	Euro (€)	$64,115,130	€46,500,000	$63,665,428	$449,702	Barclays Capital

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•   Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter.  The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

•   Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and adviser’s estimates.

•   Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment and/or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investments using Level 3 pricing inputs are based on the adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at June 30, 2014 measured at fair value.  Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$-	$-	$259,905,704	$259,905,704
Direct Debt Investments	-	-	219,619,896	219,619,896
Total Direct Investments*	$-	$-	$479,525,600	$479,525,600
Secondary Investments*	-	-	351,178,559	351,178,559
Primary Investments*	-	-	56,085,045	56,085,045
Common Stocks	26,385	-	-	26,385
Short-Term Investments	144,995,329	-	-	144,995,329
Total	$145,021,714	$-	$886,789,204	$1,031,810,918

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2014	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net transfers in or out of Level 3**	Balance as of June 30, 2014
Direct Investments:
Direct Equity Investments	$242,078,103	$-	$15,252,631	$2,574,970	$-	$-	$259,905,704
Direct Debt Investments	210,660,647	390,992	209,394	31,013,454	(22,654,591)	-	219,619,896
Total Direct Investments*	$452,738,750	$390,992	$15,462,025	$33,588,424	$(22,654,591)	$-	$479,525,600
Secondary Investments*	360,274,889	118,276	(6,679,050)	11,479,312	(14,014,868)	-	351,178,559
Primary Investments*	52,073,161	-	(317,114)	5,552,576	(1,223,578)	-	56,085,045
Total	$865,086,800	$509,268	$8,465,861	$50,620,312	$(37,893,037)	$-	$886,789,204

The amount of the net change in unrealized appreciation for the period ended June 30, 2014 relating to investments in Level 3 assets still held at June 30, 2014 is $9,031,942, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

The Master Fund's valuation procedures (the “Valuation Procedures”) have been approved by the Master Fund's Board of Managers (the “Board”).  The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Master Fund's third party administrator, both of which report to the Board.  For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.  The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables.  The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures.  The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Master Fund that hold Private Equity Investments held by the Master Fund.  In such cases, the Valuation Committee may value such Private Equity Investments in consultation with its affiliates.   Valuation determinations by the Adviser and its affiliates for a Private Equity Investment held by other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund.  This situation can arise in particular when reconciling fair valuation differences between U.S. GAAP and accounting standards applicable to such other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2014:

Type of Security	Fair Value at 06/30/2014	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$ 250,530,485	Market comparable companies	Enterprise Value to EBITDA multiple	4.20 x - 17.26 x (9.64 x)
	3,402,248	Discounted cash flow	Discount factor	15.00% - 20.00% (15.85%)
	542,462	Replacement Cost	Recent transaction price	n/a
	2,730,508	Price/Earnings multiple	Price/Earnings multiple	2.00 x – 2.00 x (2.00 x)
	2,700,001	Market comparable companies	Enterprise Value to Sales multiple	2.62 x - 2.62 x (2.62 x)
Direct Debt Investments	40,591,153	Market comparable companies	Enterprise Value to EBITDA multiple	7.50 x - 13.85 x (11.66 x)
	81,432,155	Discounted cash flow	Discount factor	7.09% - 14.97% (11.91%)
	97,596,588	Broker quotes	Bid quotes for an inactive market	n/a

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor.  For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest risk of the particular investment.  Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*		/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date	August 29, 2014

By (Signature and Title)*		/s/ Robert Collins
Robert Collins, Chief Financial Officer
(Principal Financial Officer)

Date	August 29, 2014

* Print the name and title of each signing officer under his or her signature.